Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ARTISAN PARTNERS FUNDS INC
Prospectus Date	rr_ProspectusDate	Feb. 01, 2015
Advisor Shares | Artisan International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ARTISAN INTERNATIONAL FUND Advisor – APDIX
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Artisan International Fund seeks maximum long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42.00% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Artisan employs a fundamental stock selection process focused on identifying long-term growth opportunities to build a portfolio of non-U.S. growth companies of all market capitalizations. Artisan seeks to invest in companies within its preferred themes with sustainable growth characteristics at attractive valuations that do not fully reflect their long-term potential.
  Themes. Artisan identifies long-term secular (as opposed to cyclical) growth trends with the objective of investing in companies that have meaningful exposure to these trends. Artisan’s fundamental analysis focuses on those industry leaders with attractive growth and valuation characteristics that will be long-term beneficiaries of any structural change and/or trend.
  Sustainable Growth. Artisan applies a fundamental approach to identifying the long-term, sustainable growth characteristics of potential investments. Artisan seeks high-quality companies that typically have a sustainable competitive advantage, a superior business model and a high-quality management team.
  Valuation. Artisan uses multiple valuation metrics to establish a target price range. Artisan assesses the relationship between its estimate of a company’s sustainable growth prospects and its current valuation.
		The Fund invests primarily in developed markets but also may invest up to 35% of the Fund’s total assets at market value at the time of purchase in emerging and less developed markets. Under normal market conditions, the Fund is substantially fully invested in common stocks and similar securities, and invests at least 65% of its net assets at market value at the time of purchase in securities of non-U.S. companies. There are no restrictions on the size of the companies in which the Fund may invest. The Fund may also invest to a limited extent in equity-linked securities that provide economic exposure to a security of one or more non-U.S. companies without a direct investment in the underlying securities (called “participation certificates” in this prospectus, but may be called different names by issuers).
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Artisan’s ability to choose suitable investments for the Fund has a significant impact on the Fund’s ability to achieve its investment objective. The Fund’s principal risks include:
  Stock Market Risks. The value of a company’s stock may rise or fall in response to company, market, economic or other news.
  Foreign Investing Risks. Foreign securities may underperform U.S. securities and may be more volatile than U.S. securities. Risks relating to investments in foreign securities and to securities of issuers with significant exposure to foreign markets include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices; political instability and expropriation and nationalization risks.
  Emerging Markets Risks. Investment risks typically are greater in emerging and less developed markets. For example, political and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. Their securities markets may be less developed, and securities in those markets are generally more volatile and less liquid than those in the developed markets. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war or ethnic, religious or racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight.
  Currency Risks. Foreign securities usually are denominated and traded in foreign currencies, while the Fund values its assets in U.S. dollars, the values of the Fund’s non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The Fund usually does not hedge against possible variations in exchange rates, but, in limited circumstances, the Fund’s exposure to a particular currency that Artisan believes is overvalued may be hedged if the Fund has positions in securities traded in that currency.
  Small and Medium-Sized Company Risks. Stocks of small and medium-sized companies tend to be more volatile and less liquid than stocks of large companies. Compared to large companies, small and medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. Small companies may have a shorter history of operations, less access to financing, and a less diversified product line – making them more susceptible to market pressures and more likely to have a volatile stock price. During some periods, stocks of small and medium-sized companies, as an asset class, have underperformed the stocks of larger companies.
  Growth Investing Risks. Growth stocks may fall out of favor with investors and underperform other asset types during given periods. A company may never achieve the earnings growth Artisan anticipated.
  Risks of Emphasizing a Region, Country, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, country, sector or industry, changes affecting that region, country, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.
  Participation Certificates Risks. Investing in a participation certificate subjects the Fund to the risks associated with an investment in the underlying equity security and also exposes the Fund to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificate will not fulfill its contractual obligation to timely pay the Fund the amount owed under the certificate.
  Impact of Actions by Other Shareholders. The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors may have an effect on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The following bar chart shows how the performance of the Fund’s Investor Shares has varied over time.

		Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows how the performance of the Fund’s Investor Shares has varied over time.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The following table shows the Fund’s Investor Shares’ average annual total returns and the change in value of two broad-based market indices over various periods ended December 31, 2013. The index information is intended to permit you to compare the Fund’s performance to broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.344.1770
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.artisanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year by Year Total Returns (Investor Shares)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 23.00% (quarter ended 6/30/09) Worst Quarter -22.13% (quarter ended 9/30/08) Total return for the period 1/1/14 through 3/31/14 for the Fund’s Investor Shares was -1.84%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Because the Fund’s Advisor Shares have not been offered for a full calendar year, the information provided in the bar chart represents the performance of the Fund’s Investor Shares. Advisor Shares and Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of the Advisor Shares will be different from the performance of Investor Shares because the Total Annual Fund Operating Expenses associated with each class will be different.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Investor Shares) (For Periods Ended 12/31/2013)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table shows the Fund’s Investor Shares’ average annual total returns and the change in value of two broad-based market indices over various periods ended December 31, 2013. The index information is intended to permit you to compare the Fund’s performance to broad measures of market performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.

		For Periods Ended 12/31/13
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated Fund performance information may be obtained by calling 800.344.1770 or visiting www.artisanfunds.com.
Advisor Shares | Artisan International Fund | Advisor
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APDIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed or exchanged within 90 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets		[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets		[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets
1 Year	rr_ExpenseExampleYear01
3 Years	rr_ExpenseExampleYear03
5 Years	rr_ExpenseExampleYear05
10 Years	rr_ExpenseExampleYear10
Advisor Shares | Artisan International Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
2004	rr_AnnualReturn2004	17.76%	[3]
2005	rr_AnnualReturn2005	16.27%	[3]
2006	rr_AnnualReturn2006	25.56%	[3]
2007	rr_AnnualReturn2007	19.73%	[3]
2008	rr_AnnualReturn2008	(46.96%)	[3]
2009	rr_AnnualReturn2009	39.77%	[3]
2010	rr_AnnualReturn2010	5.91%	[3]
2011	rr_AnnualReturn2011	(7.26%)	[3]
2012	rr_AnnualReturn2012	25.39%	[3]
2013	rr_AnnualReturn2013	25.18%	[3]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.84%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.13%)
1-Year	rr_AverageAnnualReturnYear01	25.18%	[4]
5-Year	rr_AverageAnnualReturnYear05	16.60%	[4]
10-Year	rr_AverageAnnualReturnYear10	8.93%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	10.64%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 1995	[4]
Advisor Shares | Artisan International Fund | Return after taxes on distributions | Investor
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	24.89%	[4]
5-Year	rr_AverageAnnualReturnYear05	16.38%	[4]
10-Year	rr_AverageAnnualReturnYear10	8.31%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	9.64%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 1995	[4]
Advisor Shares | Artisan International Fund | Return after taxes on distributions and sale of Fund shares | Investor
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	14.48%	[4]
5-Year	rr_AverageAnnualReturnYear05	13.48%	[4]
10-Year	rr_AverageAnnualReturnYear10	7.45%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	8.88%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 1995	[4]
Advisor Shares | Artisan International Fund | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	22.78%	[4]
5-Year	rr_AverageAnnualReturnYear05	12.44%	[4]
10-Year	rr_AverageAnnualReturnYear10	6.91%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.27%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 1995	[4]
Advisor Shares | Artisan International Fund | MSCI ACWI (All Country World Index) Ex U.S. Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	15.29%	[4],[5]
5-Year	rr_AverageAnnualReturnYear05	12.81%	[4],[5]
10-Year	rr_AverageAnnualReturnYear10	7.57%	[4],[5]
Since Inception	rr_AverageAnnualReturnSinceInception	5.80%	[4],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 1995	[4],[5]

[1]	"Management Fees" are shown for the Fund's Investor Shares for the fiscal year ended September 30, 2013.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[3]	Because the Fund's Advisor Shares have not been offered for a full calendar year, the information provided in the bar chart represents the performance of the Fund's Investor Shares. Advisor Shares and Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of the Advisor Shares will be different from the performance of Investor Shares because the Total Annual Fund Operating Expenses associated with each class will be different.
[4]	Because the Fund's Advisor Shares have not been offered for a full calendar year, the information provided represents the returns of the Fund's Investor Shares. Advisor Shares and Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of Advisor Shares will be different from the performance of Investor Shares because the Total Annual Fund Operating Expenses associated with each class will be different.
[5]	MSCI ACWI Ex U.S. Index performance represents linked performance data for the MSCI ACWI Ex U.S. (Gross) Index from inception to 12/31/2000 and the MSCI ACWI Ex U.S. (Net) Index from 1/1/2001 forward.